CAPITAL STOCK	12 Months Ended
Jul. 22, 2013
Text Block [Abstract]
CAPITAL STOCK

5. CAPITAL STOCK

The Company has 2,000,000 authorized shares of $1 par value preferred stock, of which none was issued or outstanding as of December 29, 2012 or December 31, 2011. The Company has designated 150,000 shares of preferred stock as Series A junior participating preferred stock and 500,000 shares of preferred stock as Series B junior participating preferred stock for possible future issuance.

As of December 29, 2012, the Company had stock options outstanding under various stock incentive plans. As of December 29, 2012, the Company had approximately 1,893,495 stock incentive units (stock options, stock appreciation rights, restricted stock, restricted stock units and common stock) available for issuance. Each option or stock appreciation right granted counts as one stock incentive unit and all other awards granted, including restricted stock, count as two stock incentive units. Options granted under each plan have an exercise price equal to the fair market value of the underlying stock on the grant date, expire no later than ten years from the grant date, and generally vest over three years. Restricted stock issued under these plans is subject to certain restrictions, including a prohibition against any sale, transfer, or other disposition by the officer or employee during the vesting period (except for certain transfers for estate planning purposes for certain officers), and a requirement to forfeit all or a certain portion of the award upon certain terminations of employment or upon failure to achieve performance criteria in certain instances. These restrictions typically lapse over a three- to five-year period from the date of the award. The Company has elected to recognize expense for these stock-based incentive plans ratably over the vesting term on a straight-line basis. Certain option and restricted share awards provide for accelerated vesting under various scenarios, including retirement and upon a change in control of the Company. With regard to acceleration of vesting upon retirement, employees of eligible retirement age are vested in accordance with plan provisions and applicable stock option and restricted stock agreements. The Company issues shares to plan participants upon exercise or vesting of stock-based incentive awards from either authorized, but unissued, shares or treasury shares.

A summary of the transactions under the stock option plans is as follows:

	Shares Under Option	Weighted- Average Exercise Price	Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding at January 2, 2010	4,619,346	$20.17	5.8	$34.2
Granted	537,807	25.55
Exercised	(848,106)	16.83
Cancelled	(60,137)	23.84

Outstanding at January 1, 2011	4,248,910	$21.47	5.7	$44.3
Granted	398,749	36.75
Exercised	(887,671)	19.90
Cancelled	(65,004)	26.79

Outstanding at December 31, 2011	3,694,984	$23.40	5.5	$45.7
Granted	451,277	39.70
Exercised	(1,364,751)	19.90
Cancelled	(31,019)	35.55

Outstanding at December 29, 2012	2,750,491	$27.67	5.9	$34.4
Estimated forfeitures	(3,679)

Vested or expected to vest at December 29, 2012	2,746,812	$27.65	5.9	$34.4
Nonvested at December 29, 2012 and expected to vest	(759,886)

Exercisable at December 29, 2012	1,986,926	$24.37	5.0	$31.4

The total pretax intrinsic value of options exercised during the years ended December 29, 2012, December 31, 2011 and January 1, 2011 was $30.1, $14.9 and $10.4, respectively. As of December 29, 2012, there was $2.9 of unrecognized compensation expense related to stock option grants that is expected to be recognized over a weighted-average period of 1.2 years. As of December 31, 2011 and January 1, 2011, there was $2.4 and $2.4, respectively, of unrecognized compensation expense related to stock option awards that was expected to be recognized over a weighted-average period of 1.0 and 1.1 years, respectively.

The aggregate intrinsic value in the preceding table represents the total pretax intrinsic value, based on the Company’s closing stock price of $40.18 as of December 29, 2012, which would have been received by the option holders had all option holders exercised in-the-money options as of that date. The total number of in-the-money options exercisable as of December 29, 2012 was 1,986,114 and the weighted-average exercise price was $24.36. As of December 31, 2011, 2,831,883 outstanding options were exercisable and the weighted-average exercise price was $21.85.

Beginning in 2009, the Board of Directors has awarded an annual grant of performance share awards to the officers of the Company. The number of performance-based shares that will be earned (and eligible to vest) during the performance period will depend on the Company’s level of success in achieving two specifically identified performance targets. Any portion of the performance shares that are not earned by the end of the three-year measurement period will be forfeited. The final determination of the number of shares to be issued in respect to an award is determined by the Compensation Committee of the Company’s Board of Directors.

A summary of the nonvested restricted shares issued under stock award plans is as follows:

	Restricted Awards	Weighted- Average Grant Date Fair Value	Performance Awards	Weighted- Average Grant Date Fair Value
Nonvested at January 2, 2010	640,470	$21.34	263,905	$17.22
Granted	262,342	25.51	215,027	24.30
Vested	(117,438)	22.71	—	—
Forfeited	(21,828)	21.93	(4,407)	17.11

Nonvested at January 1, 2011	763,546	$22.55	474,525	$20.43
Granted	200,427	36.57	206,148	36.63
Vested	(165,186)	24.27	—	—
Forfeited	(52,858)	24.72	(39,343)	24.76

Nonvested at December 31, 2011	745,929	$25.78	641,330	$25.37
Granted	351,674	40.27	200,595	39.78
Vested	(365,217)	25.02	(436,176)	21.26
Forfeited	(33,155)	32.26	(16,052)	25.64

Nonvested at December 29, 2012	699,231	$33.16	389,697	$37.85

As of December 29, 2012, there was $11.6 of unrecognized compensation expense related to nonvested share-based compensation arrangements granted under restricted stock award plans. That cost is expected to be recognized over a weighted-average period of 2.1 years. The total fair value of shares vested during the year-ended December 29, 2012 was $14.9. As of December 31, 2011, there was $6.5 of unrecognized compensation expense related to nonvested share-based compensation arrangements granted under restricted stock award plans. That cost was expected to be recognized over a weighted-average period of 2.0 years. The total fair value of shares vested during the year-ended December 31, 2011 was $6.2. As of January 1, 2011, there was $6.2 of unrecognized compensation expense related to nonvested share-based compensation arrangements granted under restricted stock award plans that was expected to be recognized over a weighted-average period of 1.6 years. The total fair value of shares vested during the year-ended January 1, 2011 was $3.0.

As of December 29, 2012, there was $3.5 of unrecognized compensation expense related to nonvested share-based compensation arrangements granted under performance-based award plans. That cost is expected to be recognized over a weighted-average period of 1.2 years. The total fair value of shares vested during the year-ended December 29, 2012 was $17.5. As of December 31, 2011, there was $4.7 of unrecognized compensation expense related to nonvested share-based compensation arrangements granted under performance-based restricted stock award plans. That cost was expected to be recognized over a weighted-average period of 2.0 years. The total fair value of shares vested during the year-ended December 31, 2011 was $4.7. As of January 1, 2011, there was $5.0 of unrecognized compensation expense related to nonvested share-based compensation arrangements granted under performance-based restricted stock award plans that was expected to be recognized over a weighted-average period of 2.0 years. The total fair value of shares vested during the year-ended January 1, 2011 was $3.2.